9. Notes Payable, including Current Portion and Operating Lease Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of notes payable
	June 30,	December 31,
	2019	2018

Unsecured, interest only, note payable with Chris Parkes originally due December 31, 2018. Interest payments due monthly at an annual rate of 20.4%. Note payable revised in December 2018 extending the maturity date to June 30, 2019. During August 2019, the maturity date was extended to March 31, 2020 and the interest rate was decreased to an annual rate of 9%. In consideration for extending the due date of the Note and reducing the interest rate, the Company issued the Holder 3,000 shares of Common Stock.	$80,000	$80,000

Unsecured, interest only, note payable with David Parkes originally due December 31, 2018. Interest payments due monthly at an annual rate of 18.0%. Note payable revised in December 2018 extending the maturity date to June 30, 2019. During August 2019, the maturity date was extended to March 31, 2020 and the interest rate was decreased to an annual rate of 9%. In consideration for extending the due date of the Note and reducing the interest rate, the Company issued the Holder 3,000 shares of Common Stock.	100,000	100,000

Unsecured, interest only, note payable with Michael S. Bank originally due April 30, 2019. Interest at 19.8% per year is paid twice per month. The note contains a demand re-payment provision that can be executed by Mr. Bank at any time by providing a one-time notice. The Company may re-pay any part or the entire principal sum at any time with penalty and abatement of interest expense from date of early payment. The note includes six thousand warrants, each exercisable to purchase one share of the Company's Common Stock at a price of $1.00 per share. In March 2019, the Company repaid $35,000 of the principal and extended the maturity date to April 30, 2019. The note was repaid in full on April 30, 2019.

	–	298,869

Unsecured, interest only, note payable with Cloud9 Support Inc. originally due April 30, 2019.  The note is personally guaranteed by the Company’s two majority shareholders who are also the Company’s CEO and Chief Development Officer. The note includes additional consideration of 30,000 options at an exercise price of $1.20. Under the initial terms of the note, the interest rate was 12.0% per year with interest payable monthly. In May 2019, the due date of the note was extended to December 31, 2019 and the interest rate was decreased to 9.0% per year payable monthly. In consideration for extending the due date of the Note and reducing the interest rate, the Company issued the Holder 10,000 shares of Common Stock.

	1,000,000	1,000,000

Note payable with Hydrofarm, secured by all currently existing and future assets. Interest accrues at 8.0% per year and is paid quarterly. The note matures on the earlier of: (a) 90 days notice from Hydrofarm; (b) acceleration of the note payable due to the Company being in default; or (c) December 2023.	2,000,000	2,000,000

Total	3,180,000	3,478,869
Less current maturities	(3,180,000)	(3,478,869)
Long term	$–	$–

	December 31,	December 31,
	2018	2017

Unsecured, interest-free, note payable with JW Properties, LLC. Principal is re-paid monthly with a maturity date of May 31, 2018.	$–	$8,000

Unsecured, interest only, note payable with Chris Parkes. Interest payments due monthly at an annual rate of 20.4%. Note payable revised in December 2018 amending principal due and extending maturity date to June 30, 2019. On May 9, 2017, as part of the private placement offering of the Company's common stock, the individual converted part of this note into 300,000 common shares of the Company at $1.00 per share.	80,000	80,000

Unsecured, interest only, note payable with David Parkes. Interest payments due monthly at an annual rate of 18.0%. Note payable revised in December 2018 amending principal due and extending maturity date to June 30, 2019. On May 9, 2017, as part of the private offering of the Company's common stock, the individual converted part of this note into 200,000 common shares of the Company at $1.00 per share.	100,000	100,000

Unsecured, interest only, note payable with Michael S. Bank. Interest at 19.8% per year is paid twice per month. The note contains a demand re-payment provision that can be executed by Mr. Bank at any time by providing a one-time notice. The Company may re-pay any part or the entire principal sum at any time with penalty and abatement of interest expense from date of early payment. The note includes six thousand warrants, each exercisable to purchase one share of the Company's common stock at a price of $1.00 per share. In March, 2019, the Company repaid $35,000 of the principle and extended the maturity date to April 30, 2019.	298,869	300,000

Unsecured, interest only, note payable with Cloud9 Support Inc. The note is personally guaranteed by the Company’s two majority shareholders who are also the Company’s CEO and COO. Interest at 12.0% per year is paid monthly. The note includes additional consideration of 30,000 options at an exercise price of $1.20. The note matures on April 30, 2019.	1,000,000	–

Note Payable with Hydrofarm Holdings Group. Interest accrues at 8.0% per year and is paid quarterly. The note matures on the earlier of: (a) 90 days after the date that the Company and Hydrofarm abandon the Merger; (b) acceleration of the note payable due to the Company being in default; or (c) December 2023.	2,000,000	–

Total	$3,478,869	$488,000
Less current maturities	(3,478,869)	(188,000)
Long Term	$–	$300,000

Schedule of lease liability
	June 30, 2019	December 31, 2018
Operating lease of the Company’s headquarters. Monthly payments of $7,750 through August 31, 2020 at an imputed incremental borrowing rate of 8.0%.	$98,332	$–
Less current portion	(81,859)	–
Long term	$16,473	$–